UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2007        (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

May 31, 2007

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks—97.6%
Consumer Discretionary—7.5%
Big Lots, Inc.*	12,700		$400,050
Expedia, Inc.*	3,800		91,314
GameStop Corp.*	13,800		510,324
J.C. Penney Co., Inc.	7,000		563,360
Jack in the Box, Inc.*	7,800		596,466
Mattel, Inc.	14,000		392,140
McDonald’s Corp.	15,700		793,635
Phillips-Van Heusen Corp.	10,800		660,096
RadioShack Corp.	13,300		454,062
Sears Holdings Corp.*	4,900		882,098
Snap-On, Inc.	5,300		286,571
Walt Disney Co., The	22,800		808,032
Total Consumer Discretionary			6,438,148
Consumer Staples—8.8%
Altria Group, Inc.	21,400	[2]	1,521,540
H.J. Heinz Co.	15,300		727,974
Kimberly-Clark Corp.	10,600		752,176
Loews Corp.—Carolina Group	10,200		793,050
Molson Coors Brewing Co.	13,200	[2]	1,208,724
Procter & Gamble Co.	19,200		1,220,160
UST, Inc.	9,400	[2]	501,866
Wal-Mart Stores, Inc.	15,900		756,840
Total Consumer Staples			7,482,330
Energy—13.0%
Anadarko Petroleum Corp.	12,600		625,590
Chesapeake Energy Corp.	73,000		2,544,780
ChevronTexaco Corp.	14,100		1,149,009
Exxon Mobil Corp.	43,200		3,592,944
Frontier Oil Corp.	21,700		873,642
Marathon Oil Corp.	7,800		965,718
Nabors Industries, Ltd.*	9,500		331,930
Valero Energy Corp.	13,100		977,522
Total Energy			11,061,135
Financials—28.2%
American International Group, Inc.	13,500		976,590
Ameriprise Financial, Inc.	12,200		766,770
AON Corp.	16,000		686,720
Bank of America Corp.	62,500		3,169,375
Citigroup, Inc.	56,500		3,078,685
Countrywide Financial Corp.	10,900		424,446
Fifth Third Bancorp	9,900		419,364
Hartford Financial Services Group, Inc.	10,200		1,052,334
Health Care REIT, Inc.	24,700	[2]	1,081,119
Jefferies Group, Inc.	8,100		248,184
Jones Lang LaSalle, Inc.	4,500		525,150
JPMorgan Chase & Co.	48,200		2,498,206
Lehman Brothers Holdings, Inc.	10,000	[2]	733,800
Lincoln National Corp.	12,400		899,000
Merrill Lynch & Co., Inc.	16,200		1,502,226
Morgan Stanley Co.	9,300		790,872
PMI Group, Inc.	15,500		766,320
ProLogis	10,100		653,066
Prudential Financial, Inc.	13,100		1,336,462
Raymond James Financial, Inc.	11,000		366,410
Travelers Companies, Inc., The	20,800	[2]	1,126,736
UnumProvident Corp.	12,500		331,750
Wachovia Corp.	11,700	[2]	634,023
Total Financials			24,067,608
Health Care—10.2%
CIGNA Corp.	10,700		1,793,641
Eli Lilly & Co.	11,200		656,544
Invitrogen Corp.*	8,600	[2]	622,984
McKesson Corp.	13,900		877,507
Medco Health Solutions, Inc.*	7,200		559,872
Merck & Co., Inc.	27,000		1,416,150
Pfizer, Inc.	77,000		2,116,730
Thermo Fisher Scientific, Inc.*	11,100		606,060
Total Health Care			8,649,488

Systematic Value Fund

May 31, 2007

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Industrials—8.7%
Chicago Bridge & Iron Co. N.V.	13,400		$522,064
Cooper Industries, Ltd., Class A	17,400		932,292
Covanta Holding Corp.*	25,700		637,360
Cummins, Inc.	8,800		829,224
General Electric Co.	20,100		755,358
Goodrich Corp.	16,700		993,483
L-3 Communications Holdings, Inc.	4,400		419,144
SPX Corp.	6,500		571,155
Terex Corp.*	5,400		457,758
UAL Corp.*	19,400	[2]	761,644
United Technologies Corp.	7,200		507,960
Total Industrials			7,387,442
Information Technology—4.6%
Cadence Design Systems, Inc.*	21,500		488,265
Hewlett-Packard Co.	23,400		1,069,614
International Business Machines Corp.	5,700		607,620
MEMC Electronic Materials, Inc.*	14,300		869,154
Micron Technology, Inc.*	46,500	[2]	566,370
Sun Microsystems, Inc.*	62,100		316,710
Total Information Technology			3,917,733
Materials—5.4%
Celanese Corp.	42,400		1,542,936
Chaparral Steel Co.	8,300		607,560
Freeport McMoRan Copper & Gold, Inc., Class B	18,000		1,416,600
Steel Dynamics, Inc.	21,500		1,008,350
Total Materials			4,575,446
Telecommunication Services—7.2%
America Movil, S.A. de C.V.	17,200		1,041,460
AT&T, Inc.	63,000		2,604,420
Rogers Communications, Inc.	28,100		1,165,869
Verizon Communications, Inc.	30,200		1,314,606
Total Telecommunication Services			6,126,355
Utilities—4.0%
American Electric Power Co., Inc.	34,700		1,652,761
Edison International	20,100	[2]	1,171,227
Northeast Utilities	19,700		599,077
Total Utilities			3,423,065
Total Common Stocks (cost $70,307,795)			83,128,750
Other Investment Companies—12.7%[1]
Bank of New York Institutional Cash Reserves Fund, 5.31%[3]	7,880,162		7,880,162
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	2,925,558		2,925,558
Total Other Investment Companies (cost $10,805,720)			10,805,720
Total Investments—110.3% (cost $81,113,515)			93,934,470
Other Assets, less Liabilities—(10.3)%			(8,761,732)
Net Assets—100%			$85,172,738

Note: Based on the approximate cost of investments of $81,129,144 for Federal income tax purposes at May 31, 2007, the aggregate gross unrealized appreciation and depreciation were $13,189,594 and $384,268, respectively, resulting in net unrealized appreciation of investments of $12,805,326.

*	Non-income-producing securities.
[1]	Yield shown for each investment company represents the May 31, 2007 seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of May 31, 2007, amounting to a market value of $7,665,689 or approximately 9.0% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Systematic Mid-Cap Value Fund

May 31, 2007

Schedule of Portfolio Investments (unaudited)
Security Description	Shares	Value
Common Stocks—97.8%
Consumer Discretionary—13.2%
American Axle & Manufacturing Holdings, Inc.	2,600	$74,932
Big Lots, Inc.*	925	29,138
J.C. Penney Co., Inc.	750	60,360
Jack in the Box, Inc.*	850	65,000
Mattel, Inc.	2,750	77,028
Payless ShoeSource, Inc.*	1,325	47,329
Phillips-Van Heusen Corp.	1,550	94,735
Polaris Industries, Inc.	500	27,545
Priceline.com, Inc.*	1,100	68,024
RadioShack Corp.	825	28,166
Shaw Communications, Inc.	1,575	65,630
Snap-On, Inc.	1,275	68,939
Total Consumer Discretionary		706,826
Consumer Staples—6.2%
Central European Distribution Corp.*	800	27,608
H.J. Heinz Co.	1,375	65,422
Loews Corp.—Carolina Group	1,475	114,681
Molson Coors Brewing Co.	1,325	121,331
Total Consumer Staples		329,042
Energy—5.8%
Chesapeake Energy Corp.	3,900	135,955
Frontier Oil Corp.	2,425	97,630
Oil States International, Inc.*	700	27,251
Williams Co., Inc.	1,600	50,816
Total Energy		311,652
Financials—25.9%
AG Edwards, Inc.	975	85,956
Ameriprise Financial, Inc.	1,925	120,986
AON Corp.	1,800	77,256
Diamondrock Hospitality Co.	3,725	78,002
Health Care REIT, Inc.	2,750	120,367
Jones Lang LaSalle, Inc.	450	52,515
Lincoln National Corp.	1,075	77,938
MCG Capital Corp.	2,175	38,367
Mid-America Apartment Communities, Inc.	425	24,969
New York Community Bancorp, Inc.	3,675	64,239
Northern Trust Corp.	1,400	91,112
NorthStar Realty Finance Corp.	3,800	54,758
PMI Group, Inc.	1,150	56,856
ProAssurance Corp.*	700	39,564
Realty Income Corp.	4,375	119,962
UnumProvident Corp.	2,325	61,706
Washington Federal, Inc.	2,400	60,192
Webster Financial Corp.	1,500	67,485
Zenith National Insurance Corp.	1,925	93,112
Total Financials		1,385,342
Health Care—6.3%
Chemed Corp.	500	33,500
CIGNA Corp.	525	88,006
Dentsply International, Inc.	1,450	52,403
McKesson Corp.	1,650	104,164
Millipore Corp.*	800	59,816
Total Health Care		337,889
Industrials—12.4%
Chicago Bridge & Iron Co. N.V.	1,625	63,310
CNH Global N.V.	1,400	68,572
Cooper Industries, Ltd., Class A	1,800	96,444
Covanta Holding Corp.*	4,675	115,940
Dryships, Inc.	1,025	42,076
General Cable Corp.*	1,300	88,595
Goodrich Corp.	650	38,668
Harsco Corp.	1,025	54,592
Knoll, Inc.	1,600	38,720
Parker Hannifin Corp.	575	58,282
Total Industrials		665,199
Information Technology—8.5%
Arris Group, Inc.*	4,050	66,622
Cadence Design Systems, Inc.*	3,000	68,130
Electronics for Imaging, Inc.*	1,400	39,914
MEMC Electronic Materials, Inc.*	1,475	89,650
Mettler Toledo International, Inc.*	450	44,235
MPS Group, Inc.*	950	13,062
NCR Corp.*	700	37,569
Sybase, Inc.*	3,950	95,038
Total Information Technology		454,220

Systematic Mid-Cap Value Fund

May 31, 2007

Schedule of Portfolio Investments (unaudited)
Security Description	Shares	Value
Materials—7.5%
Ball Corp.	1,650	$91,345
Celanese Corp.	2,950	107,351
CF Industries Holdings, Inc.	1,400	62,622
Chaparral Steel Co.	550	40,260
Freeport McMoRan Copper & Gold, Inc., Class B	975	76,732
Haynes International, Inc.	225	19,948
Total Materials		398,258
Telecommunication Services—2.3%
NTELOS Holdings Corp.	875	22,068
Rogers Communications, Inc.	2,475	102,687
Total Telecommunication Services		124,755
Utilities—9.7%
AGL Resources, Inc.	1,925	82,120
American Electric Power Co., Inc.	2,750	130,982
Edison International	1,400	81,578
Northeast Utilities	3,425	104,155
NSTAR	2,075	72,272
PPL Corp.	1,000	45,960
Total Utilities		517,067
Total Common Stocks (cost $4,852,886)		5,230,250
Other Investment Companies—3.4%[1]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.18%	180,386	180,386
Total Other Investment Companies (cost $180,386)		180,386
Total Investments—101.2% (cost $5,033,986)		5,410,636
Other Assets, less Liabilities—(1.2)%		(65,610)
Net Assets—100%		$5,345,026

Note: Based on the approximate cost of investments of $5,033,986 for Federal income tax purposes at May 31, 2007, the aggregate gross unrealized appreciation and depreciation were $392,454 and $15,804, respectively, resulting in net unrealized appreciation of investments of $376,650.

*	Non-income-producing securities.
[1]	Yield shown for each investment company represents the May 31, 2007 seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	July 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	July 16, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	July 16, 2007